Administrative And Legal Expenses (Tables)	2 Months Ended
Dec. 31, 2020
Arrival Group [Member]
Statements [Line Items]
Disclosure Details Of Other Operating Expenses

In thousands of euro	2020
Other	(53)
Audit fees	(49)
Legal fees	(3,285)

Total other expenses	(3,387)